            As filed with the Securities and Exchange Commission on May 14, 2012

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO.136 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 138 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                     LVIP American Balanced Allocation Fund
                      LVIP American Growth Allocation Fund
                      LVIP American Income Allocation Fund
             LVIP Delaware Foundation Conservative Allocation Fund
               LVIP Delaware Foundation Moderate Allocation Fund
              LVIP Delaware Foundation Aggressive Allocation Fund
                       LVIP Dimensional U.S. Equity Fund
                     LVIP Dimensional Non-U.S. Equity Fund
                     LVIP Vanguard Domestic Equity ETF Fund
                  LVIP Vanguard International Equity ETF Fund
                   LVIP Dimensional/Vanguard Total Bond Fund
                  LVIP SSgA Conservative Index Allocation Fund
                    LVIP SSgA Moderate Index Allocation Fund
             LVIP SSgA Moderately Aggressive Index Allocation Fund
               LVIP SSgA Conservative Structured Allocation Fund
                 LVIP SSgA Moderate Structured Allocation Fund
           LVIP SSgA Moderately Aggressive Structured Allocation Fund
                   LVIP SSgA Global Tactical Allocation Fund

                           Daniel R. Hayes, President
                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Jill R. Whitelaw, Esquire
                            Lincoln Financial Group
                           150 N. Radnor-Chester Road
                                Radnor, PA 19087
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

It is proposed that this filing will become effective:

/ X /  immediately upon filing pursuant to paragraph (b)

/ /  on April 30, 2012 pursuant to paragraph (b)


/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the Funds' prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 136 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 14th day of May, 2012.

         LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

         By: /s/ Daniel R. Hayes
         ------------------------------------
         Daniel R. Hayes
         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on May 14, 2012.

Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
Daniel R. Hayes                  (Principal Executive Officer)
/s/ William P. Flory, Jr.        Chief Accounting Officer
------------------------------
William P. Flory, Jr.            (Principal Accounting Officer and Principal Financial Officer)
*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin
*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby
*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager
*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon
*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*/s/ David H. Windley            Trustee
------------------------------
David H . Windley
*By: /s/ Jill R. Whitelaw        Attorney-in-Fact
 ---------------------------
  Jill R. Whitelaw

*Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

EXHIBIT INDEX

EXHIBIT NO.
-----------

EX-101.INS    XBRL Instance Document
EX-101.SCH    XBRL Taxonomy Extension Schema Document
EX-101.CAL    XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF    XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase